General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Amortization expenses	$ 43,778	$ 30,530
Audit fee	35,897	35,897	35,897
Bad debt charges		13,926
Consulting expenses	58,174	122,167	38,030
Depreciation expenses	78,031	85,160	8,470
Employee compensation and benefits	1,725,710	816,526	1,023,905
Entertainment expenses	21,567	16,939	48,779
(Reversal of ) expected credit loss	(27,137)	714,383	564,909
Listing expenses		230,787	106,325
Other expenses	531,186	685,021	560,094
Professional fee	579,507	40,328	155,149
Rental expense	81,538	80,385	76,923
Sales tax	94,708	78,139	177,922
Total General and Adminstrative Expenses	$ 3,222,959	$ 2,950,188	$ 2,796,403